Credit impairment charges and other provisions (Tables)	12 Months Ended
Dec. 31, 2018
Credit impairment charges and other provisions
Credit impairment charges and other provisions
	2018			2017[a]			2016[a]
	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total	Impairment Charges	Recoveries[b]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances	774	(86)	688	1,724	(188)	1,536	1,641	(194)	1,447
Provision for undrawn contractually committed facilities and guarantees provided	(48)	-	(48)	14	-	14	9	-	9
Loans impairment	726	(86)	640	1,738	(188)	1,550	1,650	(194)	1,456
Cash collateral and Settlement balances	(1)	-	(1)	-	-	-	-	-	-
Financial investments	-	-	-	3	-	3	21	-	21
Financial instruments at fair value through OCI	4	-	4	-	-	-	-	-	-
Credit impairment charges and other provisions[c]	729	(86)	643	1,741	(188)	1,553	1,671	(194)	1,477

Notes

a 2017 and 2016 numbers are presented on an IAS 39 basis

b Cash recoveries of previously written off amounts

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (Impairment charges: £217m and recoveries: £16m) and for the twelve months ended 31 December 2017 (Impairment charges: £929m and recoveries: £146m) and 31 December 2016 (Impairment charges: £1,067m and recoveries: £171m) have been reported as discontinued operations

Movements in allowance for impairment by asset class (audited)
Movements in allowance for impairment by asset class
	At beginningof year	Acquisitionsanddisposals	Unwind ofdiscount	Exchangeand otheradjustments	Amountswritten off	Recoveries	Amountscharged toincomestatement	Balance at31 December
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
2017
Home loans	467	-	(5)	(4)	(29)	-	29	458
Credit cards, unsecured and other retail lending	3,060	-	(43)	(223)	(2,042)	252	2,051	3,055
Corporate loans	1,093	(5)	-	(13)	(258)	82	240	1,139
Total impairment allowance	4,620	(5)	(48)	(240)	(2,329)	334	2,320	4,652